Post-Employment and Other Long-Term Employees Benefits - Accumulated Other Comprehensive Income (Loss) Before Tax Effects (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Other comprehensive loss, actuarial (gains)/losses, beginning balance	$ 91	$ 209
Net amount generated/arising in current year, actuarial (gains)/losses	76	(105)
Amortization, actuarial (gains)/losses	(5)	(15)
Foreign currency translation, actuarial (gains)/losses before tax	(10)	2
Other comprehensive loss, actuarial (gains)/losses, ending balance	152	91
Other comprehensive loss, prior service cost, beginning balance	9	9
Net amount generated/arising in current year, prior service cost		5
Amortization, prior service cost	(1)	(5)
Foreign currency translation adjustment, prior service cost	(1)
Other comprehensive loss, prior service cost, ending balance	7	9
Other comprehensive loss, Total, beginning balance	100	218
Net amount generated/arising in current year, Total	76	(100)
Amortization, Total	(6)	(20)
Foreign currency translation adjustment, Total	(11)	2
Other comprehensive loss, Total, ending balance	$ 159	$ 100